Victory Pioneer Solutions - Balanced Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All-Country World NR Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%		9.23%
Blended Benchmark (60% MSCI World NR Index/ 40% Bloomberg U.S. Aggregate Bond Index) reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	6.72%		6.67%
MSCI World NR Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%		9.95%
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	(0.31%)	1.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.99%	5.13%		4.19%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.20%	3.25%		2.53%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.39%	3.47%		2.78%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.50%	5.65%		4.06%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.40%	6.61%		5.04%